Annual Total Returns- Transamerica US Growth (Class I2) [BarChart] - Class I2 - Transamerica US Growth - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.93%)	13.21%	32.66%	11.09%	6.89%	2.73%	29.32%	0.11%	39.96%	36.38%